Equity (Tables)	3 Months Ended
Mar. 31, 2020
Equity [Abstract]
Schedule of Stock Warrants Outstanding to Purchase Common Stock

As of March 31, 2020, the Company had the following outstanding warrants to purchase Common Stock as follows:

Warrant	Issuance Date	Expiration Date	Exercise Price Per Share ($)	Number of Shares of Common Stock Underlying Warrants
Warrant A	December 30, 2019	December 30, 2020	0.595	3,413,317
Warrant B	December 30, 2019	June 30, 2021	0.893	6,826,623
Warrant A	March 3, 2020	March 3, 2021	0.595	979,754
Warrant B	March 3, 2020	September 3, 2021	0.893	1,959,504
				13,179,198

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The fair value of each option was estimated as of the date of grant or reporting period using the Black-Scholes option-pricing model, using the following assumptions:

	February 12, 2020	March 15, 2020
Underlying value of ordinary shares ($)	0.484	0.484
Exercise price ($)	0.29	0.29
Expected volatility (%)	43.35	45.25
Term of the options (years)	7	7
Risk-free interest rate	1.55	0.89

Schedule of Stock Options Activity

The following table summarizes stock option activity for the three months ended March 31, 2020:

	For the Three months ended March 31, 2020
	Amount of options	Weighted average exercise price
		$
Outstanding at beginning of period	-	-
Granted	4,944,403	0.29
Outstanding at end of period	4,944,403	0.29
Vested at end of period	739,021	0.29

Schedule of Total Share-based Payment Expenses

The following table sets forth the total share-based payment expenses resulting from options granted, included in the statements of operation:

Three months ended March 31, 2020
USD in thousands
Research and development	108
General and administrative	574
Total expenses	682